Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenue		$ 4,508,400	$ 3,683,684	$ 3,377,825
Airborne Systems
Revenue from External Customer [Line Items]
Revenue		1,617,243	1,470,082	1,272,075
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue		1,161,480	1,130,092	1,144,789
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue		1,228,348	649,141	503,878
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue		374,359	333,855	341,215
Others
Revenue from External Customer [Line Items]
Revenue	[1]	$ 126,970	$ 100,514	$ 115,868

[1]	Mainly non-defense engineering and production services.